INVESTMENTS - Impairments and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairments
Impairment of investments	$ 0	$ 0	$ 115
Increase (decrease) in fair value of marketable securities previously impaired		28
Gabriel Resources Ltd
Impairments
Increase (decrease) in fair value of marketable securities previously impaired		18
EMX Royalty Corp.
Impairments
Increase (decrease) in fair value of marketable securities previously impaired		4
Pilot Gold
Impairments
Increase (decrease) in fair value of marketable securities previously impaired		2
Loncor Resources
Impairments
Increase (decrease) in fair value of marketable securities previously impaired		$ 2